Total Debt - Long-term Debt - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Principal Payments [Abstract]
July 1 to December 31, 2013	$ 14,571
2014	18,656
2015	133,355
2016	18,255
2017	22,995
2018 and thereafter	107,409
Total	$ 315,241	$ 331,534